Supplemental Cash Flow Information	24 Months Ended
Oct. 31, 2012
Supplemental Cash Flow Information

19. Supplemental cash flow information

The following table provides additional information about the Company’s Consolidated Statements of Cash Flows for the years ended October 31, 2012, 2011, and 2010:

	For the Years Ended October 31,
	2012	2011	2010
(in millions)
Equity in income of affiliated companies, net of dividends
Equity in loss of non-consolidated affiliates	$29	$71	$50
Dividends from non-consolidated affiliates	7	4	5

Equity in loss of non-consolidated affiliates, net of dividends	$36	$75	$55

Other non-cash operating activities
Loss on sales of affiliates	$3	$—	$8
Gain on increased equity interest in subsidiary	—	(6)	—
Loss on sale of property and equipment	4	2	1
Loss (gain) on sale and impairment of repossessed collateral	—	(1)	9
Loss on sale of finance receivables	—	—	39
Write-off of debt issuance cost	13	—	4
Gain on settlement of financing arrangement	—	(10)	—

Other non-cash operating activities	$20	$(15)	$61

Changes in other assets and liabilities
Other current assets	$1	$(28)	$(39)
Other noncurrent assets	16	(32)	7
Other current liabilities	198	130	(73)
Postretirement benefits liabilities	(79)	9	(40)
Other noncurrent liabilities	292	94	(16)
Other, net	(8)	(9)	1

Changes in other assets and liabilities	$420	$164	$(160)

Cash paid during the year
Interest, net of amounts capitalized	$195	$208	$170
Income taxes, net of refunds	51	9	27
Non-cash investing and financing activities
Property and equipment acquired under capital leases	$58	$—	$12
Transfers from inventories to property and equipment for leases to others	37	9	34